Adviser Class Prospectus | LKCM Equity Fund
LKCM Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adviser Class Prospectus LKCM Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Prospectus LKCM Equity Fund Adviser Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.22%
Fee Cap and/or Expense Reimbursement	[2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.06%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Prospectus LKCM Equity Fund Adviser Class	108	371	655	1,463

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

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General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

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Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

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Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

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Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on January 3, 1996 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 - Institutional Class

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Adviser Class Prospectus LKCM Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	15.69%	4.04%	7.83%
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	15.57%	3.85%	7.53%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.44%	6.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	15.32%	0.97%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.